Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate of BVI (0%), amount
Statutory tax rate of BVI (0%), percentage
Foreign jurisdiction — Hong Kong Profits Tax (16.5%), amount		793,887
HK two-tiered profits tax regime, amount	$ (21,154)
HK two-tiered profits tax regime, percentage	(343.40%)
Non-deductible expenses, amount	$ 57,879	38,520
Non-deductible expenses, percentage	939.60%
Non-taxable income, amount	$ (27,584)
Non-taxable income, percentage	(447.80%)
Foreign jurisdiction – the PRC Profits Tax (5%), amount		793,887
Change in valuation allowance of deferred income tax assets, amount	$ 740
Change in valuation allowance of deferred income tax assets, percentage	12.00%
Effect of rates different than statutory, amount	$ (1,125)	92,471
Effect of rates different than statutory, percentage	(18.30%)
Total income tax expenses and effective income tax rate, amount	$ 37,047	$ 110,177
Total income tax expenses and effective income tax rate, percentage	601.40%
Hong Kong Profits Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign jurisdiction — Hong Kong Profits Tax (16.5%), amount	$ 28,291
Foreign jurisdiction — Hong Kong Profits Tax (16.5%), percentage	459.30%
Foreign jurisdiction – the PRC Profits Tax (5%), amount	$ 28,291
Foreign jurisdiction – the PRC Profits Tax (5%), percentage	459.30%
The PRC Profits Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign jurisdiction — Hong Kong Profits Tax (16.5%), amount
Foreign jurisdiction — Hong Kong Profits Tax (16.5%), percentage
Foreign jurisdiction – the PRC Profits Tax (5%), amount
Foreign jurisdiction – the PRC Profits Tax (5%), percentage